SHORT-TERM BANK CREDIT AND CREDIT LINES	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
SHORT-TERM BANK CREDIT AND CREDIT LINES
NOTE 8:-	SHORT-TERM BANK CREDIT AND CREDIT LINES

a.	Short-term bank credit classified by currency, linkage terms and interest rates:

	Interest rate		December 31,
	2012	2013	2012	2013
	%

In or linked to NIS	3	1.45	$5,358	$5,764

			$5,358	$5,764
Weighted average interest rates at the end of the year	3	1.45

b.	Credit lines:

	December 31,
	2012	2013

Short-term bank credit	$5,358	$5,764
Long-term bank credit	39	2,381
Performance guarantees	5,986	4,759

	11,383	12,904

Unutilized credit lines	17,204	19,417

Total authorized credit lines	$28,587	$32,321

c.
The Company's Canadian subsidiary has undertaken to maintain general covenants and the following financial ratios and terms in respect of its outstanding credit lines: a quick ratio of not less than 1.25:1; a ratio of total liabilities to tangible net worth of not greater than 0.75:1; and tangible net worth of at least $ 10,000. As of December 31, 2013, the Company's Canadian subsidiary was in compliance with the ratios and terms.

d.	For charges, see Note 11g.